Warrants (Details 1) (USD $)	3 Months Ended
Mar. 31, 2015
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	7,247
Remaining Term	6 months
Exercise Price	$ 5.16
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	630,733
Remaining Term	6 years 6 months 18 days
Exercise Price	$ 6.08